Income Taxes - Schedule of Temporary Differences and Carryforwards (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred Tax Assets, Net [Abstract]
Net operating loss	$ 120,090	$ 85,484
Credit	2,875	2,691
Capitalized research costs	56,007	34,865
Intangibles	3,912	4,500
Stock-based compensation	586	148
Deferred lease liability	4,267	6,223
Accruals and reserves	3,944	1,652
Fixed assets	0	0
Deferred revenue	7,865	10,412
Other	3,212	1,406
Gross deferred tax assets	202,758	147,381
Valuation allowance	(194,556)	(139,700)
Total deferred tax assets	8,202	7,681
Deferred Tax Liabilities, Net [Abstract]
ROU asset	(3,453)	(6,178)
Fixed asset	(4,659)	(1,503)
Total deferred tax assets	(8,202)	(7,681)
Net deferred tax assets	$ 0	$ 0